Commitments and contingencies (License and Management Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
License and Management Fees [Line Items]
Management fee payable		$ 167,858
Bridge [Member]
License and Management Fees [Line Items]
Management fees	85,974	91,289	125,664
Management fee payable	38,783	108,439
Management fee payable, percent of gross revenue	2.00%
License fees payable
Basement Manager [Member]
License and Management Fees [Line Items]
Management fees	300,000	300,000	300,000
TCI [Member]
License and Management Fees [Line Items]
Management fees		52,453	34,698
License fee		34,968	22,752
Management fees revenue		209,809	138,409
Management fee payable, percent of gross revenue	1.00%
Management agreement term				10 years
Management fee receivable, percent of revenue	5.00%
License fee receivable, percent	1.00%
License fees payable		59,340
License fees payable, percent of gross revenue	1.00%
STK-Vegas [Member]
License and Management Fees [Line Items]
Management fees revenue	2,613,812	1,651,603	29,990
Management agreement term			10 years
Management fee receivable, percent of gross sales	5.00%
Incentive fee, description	20% of net profits prior to the investment breakeven point date and 43% of net profits thereafter
Development fee	200,000
Credit against obligation	387,000
Number of five year option periods			2
One 29 Park [Member]
License and Management Fees [Line Items]
Management fees revenue	762,191	860,388	154,493
Management fee receivable, percent of revenue	5.00%
Percentage of base beverage fees	50.00%
Hip Hospitality UK [Member]
License and Management Fees [Line Items]
Management fees revenue	194,356
Management fees receivable	$ 576,139
Management fee receivable, percent of revenue	5.50%
TOG Aldwych [Member]
License and Management Fees [Line Items]
Management fee receivable, percent of receipts	5.00%
Marketing fee, percent of food and beverage receipts	1.50%
Additional fee, percent of operating profits	65.00%
Heraea [Member]
License and Management Fees [Line Items]
Management agreement term	10 years
Management fee receivable, percent of revenue	5.00%
Number of five year option periods	2